DERIVATIVES	12 Months Ended
Dec. 31, 2018
DERIVATIVES
16. DERIVATIVES
We enter into foreign currency forward and option contracts to offset the earnings impact that foreign exchange rate fluctuations would otherwise have on certain monetary liabilities that are denominated in nonfunctional currencies.
Cash Flow Hedging Instruments
We enter into foreign currency forward contracts that are designated as cash flow hedges. The settlement of these derivatives results in reclassifications from accumulated other comprehensive loss to earnings for the period in which the settlement of these instruments occurs. The maximum period for which we hedge our cash flow using these instruments is 12 months. Accordingly, at December 31, 2018, all of our open foreign currency forward contracts had maturities of one year or less. The total notional value of our foreign currency exchange contracts designated as cash flow hedges at December 31, 2018 was $40,000, and such contracts have varying terms expiring through September 2019.
The impact from foreign exchange derivative instruments designated as cash flow hedges was as follows:

Years Ended December 31,	2018	2017
Gain (loss) recorded in accumulated other comprehensive loss	$2,627	$(961)
(Gain) l oss reclassified from accumulated other comprehensive loss into earnings	$(215)	$(491)
At December 31, 2018, we expected an estimated $1,450 pre-tax gain to be reclassified into earnings to reflect the fixed prices obtained from foreign exchange hedging within the next 12 months.
Derivatives Not Designated as Hedging Instruments
We have also entered into foreign currency forward and option contracts that are either not designated as hedges or did not qualify for hedge accounting. These derivative instruments were effective economic hedges for all of the periods presented. The fair value gains and losses on these contracts are recognized in earnings as a component of selling, general and administrative expenses. The total notional value of our foreign currency exchange contracts not designated as hedging instruments at December 31, 2018 was $6,800, and such contracts have varying terms expiring through
February 2019.
We recognized gains (losses) of $129, $(829) and $(306) from foreign currency forward and option contracts not designated as hedging instruments in our consolidated statements of income for 2018, 2017 and 2016, respectively.
The following table summarizes the fair value of derivative instruments, which consist solely of foreign exchange contracts, included in other current assets and accrued expenses and other current liabilities in our consolidated balance sheets. See Note 17.

	Asset Derivatives		Liability Derivatives
December 31,	2018	2017	2018	2017
Derivatives designated as hedging instruments	$1,262	$70	$3	$773
Derivatives not designated as hedging instruments	58	180	11	184
Total derivative instruments	$1,320	$250	$14	$957